Commitments & Contingencies (Details) - Schedule of future minimum lease commitments under operating leases	Dec. 31, 2020 USD ($)
Schedule of future minimum lease commitments under operating leases [Abstract]
2021	$ 638,586
2022	218,168
Total undiscounted operating lease payments	856,754
Less: imputed interest	(85,176)
Present value of operating lease liability	$ 771,578
Weighted-average remaining lease term (years)	1 year 3 months
Weighted-average remaining discount rate	15.00%